Goodwill and intangible assets - Impairment testing (commentary) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jul. 01, 2019	Dec. 31, 2018	Jul. 01, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 20,163		$ 24,357
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	5,590		$ 12,986
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 2,126	$ 2,938		$ 3,061